Expense Example, No Redemption {- Fidelity Freedom Blend 2035 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2035 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	795
5 Years	958
10 Years	1,429
Fidelity Advisor Freedom Blend 2035 Fund- Class M
Expense Example, No Redemption:
1 Year	446
3 Years	651
5 Years	873
10 Years	1,509
Fidelity Advisor Freedom Blend 2035 Fund- Class C
Expense Example, No Redemption:
1 Year	151
3 Years	468
5 Years	808
10 Years	1,565
Fidelity Advisor Freedom Blend 2035 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	604
Fidelity Advisor Freedom Blend 2035 Fund- Class Z
Expense Example, No Redemption:
1 Year	39
3 Years	122
5 Years	213
10 Years	$ 480